Digital Assets - Schedule of Changes in the Carrying Value of the Company Digital Assets (Detail) - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Digital Assets [Abstract]
Digital Assets, Beginning Balance	$ 0	$ 612,924,401
Additions	846,575,043	0
Impairment	(233,650,642)	(264,146,097)
Digital Assets, Ending balance	$ 612,924,401	$ 348,778,304